Cash	12 Months Ended
Dec. 31, 2021
Cash [Abstract]
Cash

Note 4 — Cash

	December 31, 2021	December 31, 2020
	U.S. dollars in thousands	U.S. dollars in thousands
Denominated in NIS	$693	$384
Denominated in USD	10,359	250
Denominated in EUR	4	58
Denominated in GBP	7	7
	$11,063	$699